CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Collateral Transactions (Details) - Reverse Repurchase Agreement and Security Borrowings [Member] - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	S/ 654,783	S/ 626,925
Fair value of underlying assets	S/ 653,751	S/ 623,954
Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Description of presentation currency	Colombian pesos
Average interest rate	5.89%	5.37%
Carrying amount	S/ 321,196	S/ 259,093
Fair value of underlying assets	S/ 361,337	S/ 258,442
Instruments Issued by the Chilean Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Description of presentation currency	Chilean pesos
Average interest rate	0.00%	(0.53%)
Carrying amount	S/ 0	S/ 25,775
Fair value of underlying assets	S/ 0	S/ 24,427
Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Average interest rate	2.83%	1.40%
Carrying amount	S/ 333,587	S/ 342,057
Fair value of underlying assets	292,414	341,085
Up to 3 Days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	31,736	23,423
Up to 3 Days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	0	0
Up to 3 Days [Member] | Instruments Issued by the Chilean Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	0	0
Up to 3 Days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	31,736	23,423
From 3 to 30 Days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	578,070	516,094
From 3 to 30 Days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	321,196	259,093
From 3 to 30 Days [Member] | Instruments Issued by the Chilean Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	0	25,775
From 3 to 30 Days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	256,874	231,226
More than 30 days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	44,977	87,408
More than 30 days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	0	0
More than 30 days [Member] | Instruments Issued by the Chilean Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	0	0
More than 30 days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	S/ 44,977	S/ 87,408